Other Financial Liabilities (debt)	12 Months Ended
Dec. 31, 2021
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities (debt)

10.   Other financial liabilities (debt)

This item is made up as follows:

	December 31, 2021	December 31, 2020
	US$(000)	US$(000)
Current debt:
Senior unsecured credit facility (a)	325,000	—
Lease liabilities (b)	7,617	10,223
Less: Debt issuance costs	(305)	—
Total current debt	332,312	10,223
Non-current debt:
Lease liabilities (b)	62,503	68,994
Senior unsecured credit facility (a)	—	525,000
Less : Debt issuance costs	—	(1,549)
Total non-current debt	62,503	592,445
Total other financial liabilities	394,815	602,668
(a)	In March 2014, the Company entered into a five-year, US$1.8 billion senior unsecured credit facility with several banks led by Citibank N.A. as the administrative agent. The disbursements were mainly used to finance a portion of the Company’s expansion project.

In June 2017, the Company entered into an amendment to the senior unsecured credit facility, which extends the maturity until June 2022 and increased the outstanding amount by US$225 million. After the amendment, the balance of the total credit facility was US$1.5 billion. As of December 31, 2021, the Company had repaid US$1.2 billion after the additional repayment of US$200 million in September 2021. For the year ended December 31, 2021, the Company recognized interest expense in the statements of comprehensive income of US$10.1 million (US$22.4 million for the year ended December 31, 2020 and US$39.1 million for the year ended December 31, 2019) (see Note 18).

The credit facility calls for amortization in four installments, with 15% of the total facility due on December 31, 2020 (fully repaid as of December 31, 2021), 15% due on June 30, 2021 (fully repaid as of December 31, 2021), 35% due on December 31, 2021 (fully repaid as of December 31, 2021) and 35% due on June 19, 2022 (US$325 million after the September 2021 repayment).

Interest on the credit facility is based on the London Interbank Offered Rate plus a spread (currently 1.9%) based on the Company´s total net debt to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio, as defined in the agreement.

For the year ended December 31, 2021, the Company recognized charges of USS$0.3 million for issuance costs related to debt extinguishment in the statements of comprehensive income as a result of the early September 2021 payment (US$0.9 million for the year ended December 31, 2020 and US$1.3 million for the year ended December 31, 2019) (see Note 18).

No letters of credit were issued and there are no guarantees provided for the credit facility as of December 31, 2021.

Restrictive Covenants –

The senior unsecured credit facility contains certain financial ratios that the Company must comply with on a quarterly basis, including a total net debt to EBITDA ratio and an interest coverage ratio, which are defined by the agreement. As of December 31, 2021 and 2020, the Company was in compliance with all of its covenants.

(b)	The lease liability consists of leased land, buildings and other construction, and machinery and equipment which are used in mine operations.

	2021	2020
	US$(000)	US$(000)

Balance at beginning of the year	79,217	85,799
Additions	4,099	3,328
Accrued interest	4,371	4,875
Payments	(12,746)	(9,376)
Interest payments	(4,371)	(4,875)
Exchange rate effect	(450)	(534)
Total lease liabilities	70,120	79,217

The following are the amounts recognized in profit or loss:

	2021	2020
	US$(000)	US$(000)

Depreciation charge for right-of-use assets (see Note 15)	12,459	11,320
Expenses related to variable lease payments, low-value and short-term leases	7,973	7,399
Interest expense on lease liabilities (see Note 18)	4,371	4,875

	24,803	23,594

The Company has certain lease contracts for machinery and equipment used in mine operations that contain variable payments based on the number of hours that machinery or equipment is used in operations.

(c)	Following is the movement of the changes derived from the financing activities for the year ended December 31, 2021 and 2020:

				Long term					Long term
	January 01,			to short term		December 31,			to short term		December 31,
	2020	Additions	Payments	transfers	Others	2020	Additions	Payments	transfers	Others	2021
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Current:
Senior unsecured credit facility, see Note 10 (a)	—	—	—	—	—	—	—		325,000	—	325,000
Lease liabilities, see Note 10 (b)	8,855	1,477	(9,376)	9,402	(135)	10,223	3,629	(12,746)	6,667	(156)	7,617
Debt issuance costs (a)	—	—	—	—	—	—	—	—	(1,025)	720	(305)

Non-current:
Senior unsecured credit facility	830,000	—	(305,000)	—	—	525,000	—	(200,000)	(325,000)	—	—
Debt issuance costs (a)	(4,124)	—	—	—	2,575	(1,549)	—		1,025	524	—
Lease liabilities, see Note 10 (b)	76,944	1,851	—	(9,402)	(399)	68,994	470		(6,667)	(294)	62,503

Total liabilities from financing activities	911,675	3,328	(314,376)	—	2,041	602,668	4,099	(212,746)	—	794	394,815
(a)

The year ended December 31, 2021, includes amortization of debt issuance costs of US$0.9 million (US$1.7 million for the year ended December 31, 2020) and extinguishment debt issuance costs of US$0.3 million (US$0.9 million for the year ended December 31, 2020).